Organization and Principal Activities (Details)						3 Months Ended			6 Months Ended
	Aug. 15, 2025 USD ($) $ / shares shares	Dec. 10, 2024 $ / shares shares	Aug. 15, 2024 shares	Aug. 31, 2023 SGD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jul. 24, 2025 $ / shares shares	Mar. 17, 2025	Feb. 18, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Jan. 07, 2024	Mar. 01, 2023 USD ($)
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $							$ 3,700,000	$ 3,735,000
Number of preferred shares						2,000,000			2,000,000				2,000,000
Preferred shares of par value (in Dollars per share) | $ / shares						$ 0.001			$ 0.001				$ 0.001
Shares consideration						392,910
Saving Digital Pte, Ltd [Member]
Organization and Principal Activities [Line Items]
Nominal consideration (in Dollars) | $					$ 10,000
MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $									$ 120,000
MPU Cayman [Member] | Preferred Shares [Member]
Organization and Principal Activities [Line Items]
Number of preferred shares						10,000,000			10,000,000
Preferred shares of par value (in Dollars per share) | $ / shares						$ 0.001			$ 0.001
Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares										$ 1
Ordinary shares issued										785,000
Subsequent Event [Member] | Preferred Shares [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.001
Number of preferred shares	10,000,000
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares						100,000,000			100,000,000				100,000,000
Par value (in Dollars per share) | $ / shares						$ 0.001			$ 0.001				$ 0.001
Ordinary shares issued						35,299,071			35,299,071				34,536,384
Ordinary shares outstanding						35,299,071			35,299,071				34,536,384
Shares consideration			1,500,000						392,910
Class A Ordinary Shares [Member] | Chief Executive Officer [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares		$ 0.001
Repurchase of shares		5,933,700
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $							1,700	2,500
Par value (in Dollars per share) | $ / shares												$ 0.001
Class A Ordinary Shares [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued						1			1
Ordinary shares outstanding						1			1
Class A Ordinary Shares [Member] | Redomicile Merger [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued						40,470,084			40,470,084
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $	$ 1,110,000
Number of ordinary shares	1,000,000,000
Par value (in Dollars per share) | $ / shares	$ 0.001									$ 0.001
Ordinary shares issued	1,000,000,000									16,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares	900,000,000
Par value (in Dollars per share) | $ / shares	$ 0.001
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares						10,000,000			10,000,000				10,000,000
Par value (in Dollars per share) | $ / shares						$ 0.001			$ 0.001				$ 0.001
Ordinary shares issued						5,933,700			5,933,700				5,933,700
Ordinary shares outstanding						5,933,700			5,933,700				5,933,700
Class B Ordinary Shares [Member] | Chief Executive Officer [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares		$ 0.001
Ordinary shares issued		5,933,700
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares	50,000,000
Par value (in Dollars per share) | $ / shares	$ 0.001
Ordinary shares issued	50,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares	40,000,000
Par value (in Dollars per share) | $ / shares	$ 0.001
Class C Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares	50,000,000
Par value (in Dollars per share) | $ / shares	$ 0.001
Ordinary shares issued	50,000,000
Class C Ordinary Shares [Member] | Subsequent Event [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares	50,000,000
Par value (in Dollars per share) | $ / shares	$ 0.001
Wardour Studios [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage											50.00%
AIFLIX [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage											50.00%
Fun Verse [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage			100.00%											60.00%
Fun Verse [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage			40.00%
Marsprotocol Technologies Pte. Ltd [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage															60.00%
Invested amount (in Dollars) | $															$ 300,000
Withdrawal of capital contribution (in Dollars) | $				$ 120,000